Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2021
Advances from Federal Home Loan Banks [Abstract]
Scheduled Principal Reductions of Federal Home Loan Bank Advances Outstanding	Scheduled principal reductions of FHLB advances outstanding at December 31, 2021 were as follows:

2029	$75,000

Total	$75,000